SHARE CAPITAL (Schedule of Assumptions Used to Estimate Fair Value) (Details)	6 Months Ended
Jun. 30, 2025 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of one ordinary share	$ 6
Dividend yield	0.00%
Expected volatility	69.85%
Risk-free interest rate	4.48%
Expected term	7 years